Leases - Other information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating cash flows from finance leases	$ (18,265)	$ (17,315)
Operating cash flows from operating leases	(29,352)	(22,112)
Operating cash flows from sale leaseback financial obligations	(24,150)	(19,746)
Financing cash flows from finance leases	(8,474)	(5,586)
Financing cash flows from sale leaseback financial obligations	(4,551)	(3,089)
Proceeds from sale leasebacks accounted for as financial obligations	243	65,241
Total cash flow from lease activities	$ (84,549)	$ (2,607)
Weighted average remaining lease term (in years) - Finance leases	10 years 1 month 6 days	11 years
Weighted average remaining lease term (in years) - Operating leases	6 years 10 months 24 days	7 years 8 months 12 days
Weighted average discount rate - Finance leases	10.70%	10.62%
Weighted average discount rate - Operating leases	10.50%	9.87%